Segment information - Schedule of asset and income by segment (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Interest expense (income)		$ (22,144)		$ (24,727)
Total operating expenses		4,853,313		8,250,414
Net (loss) income		(9,834,790)		(18,638,981)
Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Interest expense (income)		(90,733)		(157,949)
Total operating expenses		4,853,439		8,250,862
Net (loss) income		(9,766,327)		(18,506,208)
Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Interest expense (income)		(68,589)		(133,222)
Total operating expenses		126		448
Net (loss) income		$ 68,463		$ 132,773
Reportable segments [member] | Biopharmaceutical [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	$ 9,961,395		$ 9,961,395		$ 6,478,353
Non-current assets	4,430,490		4,430,490		4,682,556
Current liabilities	8,297,670		8,297,670		6,058,294
Interest expense (income)	42,537		52,116
Total operating expenses	2,293,488		5,259,659
Net (loss) income	(3,092,826)		(16,846,774)
Reportable segments [member] | Total Consolidated [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Current assets	9,961,395		9,961,395		6,478,353
Non-current assets	4,430,490		4,430,490		4,682,556
Current liabilities	8,297,670		8,297,670		$ 6,058,294
Interest expense (income)	42,544		51,606
Total operating expenses	2,293,590		5,259,895
Net (loss) income	(3,092,936)		(16,846,500)
Reportable segments [member] | Strategic Investments [Member]
Segment information - Schedule of asset and income by segment (Details) [Line Items]
Interest expense (income)	7		(510)
Total operating expenses	102		236
Net (loss) income	$ (110)		$ 274